Label	Element	Value
Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000813900_SupplementTextBlock

SUPPLEMENT DATED MAY 29, 2019

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2019

FOR CLASS D, CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Class D, Class I and Class P shares prospectus dated May 1, 2019 (the “Prospectus”) and must be preceded or accompanied by the Prospectus. This supplement applies to the Emerging Markets Portfolio and Main Street® Core Portfolio only.  The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Portfolio
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Main Street Core Portfolio and Emerging Markets Portfolio – In the Performance subsection, the following paragraph is added after the first paragraph:

Invesco Advisers, Inc. began managing the Fund on May 24, 2019. Another firm managed the Fund before that date.